Other Non-Current Assets	6 Months Ended
Jun. 30, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Non-Current Assets	OTHER NON-CURRENT ASSETS

Other non-current assets comprise of the following:

(in thousands of $)	June 30, 2019	December 31, 2018
Oil derivative instrument (1)	85,572	84,730
Operating lease right-of-use-assets (2)	12,093	—
Investment in OLT-O (3)	—	7,347
Other non-current assets (4)	18,780	40,729
Mark-to-market interest rate swaps valuation	218	6,298
	116,663	139,104

(1) "Oil derivative instrument" refers to a derivative embedded in the Hilli LTA. See note 2 for further details.

(2) Following the adoption of ASC 842, the balance sheet presents right-of-use-assets which mainly comprise of our office leases. This standard has been adopted under a modified retrospective transition approach as of January 1, 2019.

(3) Investment in OLT-O refers to our investment in an Italian incorporated unlisted company which is involved in the construction, development, operation and maintenance of a FSRU terminal to be situated off the Livorno coast of Italy, representing a 2.7% interest in OLT-O’s issued share capital. In May 2019, a major shareholder sold its shareholding which triggered a re-assessment of the carrying value of our investment in OLT-O. This resulted in an impairment charge of $7.3 million for the write down of the carrying value in our investment in OLT-O.

(4) "Other non-current assets" as of June 30, 2019 includes payments made for long lead items ordered in preparation for the conversion of the Viking into an FSRU. As of June 30, 2019 the aggregate carrying value of Viking long lead items was $9.1 million.

"Other non-current assets" as of December 31, 2018 was mainly comprised of payments made relating to long lead items ordered in preparation for the conversion of the Gimi into a FLNG vessel. Subsequent to the receipt of a Limited Notice to Proceed from BP in relation to the Greater Tortue in December 2018, initial works of the FLNG conversion commenced in January 2019. Consequently, as of June 30, 2019, the aggregate carrying value of $31.0 million has been reclassified to "Asset under development" (see note 11).